Business and credit concentrations	12 Months Ended
Mar. 31, 2015
Business and credit concentrations
Business and credit concentrations

23Business and credit concentrations

All of the Group’s customers are located in the PRC. Revenues from and gross accounts receivable due from customers are individually immaterial.

The Group purchases raw materials from a few major suppliers. The following are purchases from suppliers that individually comprise 10% or more of gross purchases in the respective years:

	Year ended March 31,
Suppliers	2013		2014		2015
	RMB	%	RMB	%	RMB	US$	%

China Bright Group Co. Limited	—	—	14,336	23	15,683	2,530	25
Hangzhou Baitong Biological Technology Co., Ltd.	7,783	15	—	—	6,600	1,065	10
Shanghai Qiangzhi Biological Technology Co., Ltd.	11,152	22	7,195	11	—	—	—
Cesca Therapeutics Inc.	—	—	10,841	17	—	—	—

Total	18,935	37	32,372	51	22,283	3,595	35

As of March 31, 2014 and 2015, there was no individual accounts payable due to major suppliers that exceeded 10% of outstanding accounts payable balance.